Supplement to the
Fidelity® Stock Selector All Cap Fund
Class A, Class M, Class C, Class I and Class Z
November 29, 2019
STATEMENT OF ADDITIONAL INFORMATION

Ashley Fernandes has replaced John Dowd as co-manager of the fund.

Ben Shuleva serves as co-manager of the fund.

The following information replaces similar information found in the "Management Contract" section.

Ashley Fernandes is co-manager of Fidelity® Stock Selector All Cap Fund and does not receive compensation for those services to this fund. As of January 31, 2020, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) the investment performance of other FMR equity funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, “Proprietary Accounts”). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients’) respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer’s initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR’s and its affiliates’ client accounts’ ability to acquire securities in the company’s initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.

A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.

The following table provides information relating to other accounts managed by Mr. Fernandes as of January 31, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$3,992	$2	$31
Assets Managed with Performance-Based Advisory Fees (in millions)	$336	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($336 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2020, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Mr. Fernandes was none.

The following information supplements similar information found in the "Management Contract" section.

Ben Shuleva is a research analyst and co-manager of Fidelity® Stock Selector All Cap Fund. Research analysts who also manage sector funds, such as the equity sector Central Funds, are referred to as sector fund managers. Mr. Shuleva receives compensation for those services as a research analyst and as a portfolio manager under a single compensation plan, but does not receive compensation for those services to this fund. As of January 31, 2020, the sector fund manager’s compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the sector fund manager’s compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

The sector fund manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the sector fund manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The sector fund manager’s base pay and bonus opportunity tend to increase with the sector fund manager’s level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the sector fund manager must allocate time and investment ideas across multiple funds and accounts. In addition, a sector fund’s trade allocation policies and procedures may give rise to conflicts of interest if the sector fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by a sector fund. Securities selected for other funds or accounts may outperform the securities selected for the sector fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics. Furthermore, the potential exists that a sector fund manager’s responsibilities as a portfolio manager of a sector fund may not be entirely consistent with the sector fund manager’s responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, “Proprietary Accounts”). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients’) respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer’s initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR’s and its affiliates’ client accounts’ ability to acquire securities in the company’s initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.

A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.

The following table provides information relating to other accounts managed by Mr. Shuleva as of January 31, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$3,252	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$628	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($628 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2020, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Mr. Shuleva was none.

The following information supplements information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Ms. Stafford as of November 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$15,678	$273	$57
Assets Managed with Performance-Based Advisory Fees (in millions)	$7,911	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($615 (in millions) assets managed with performance-based advisory fees).

As of November 30, 2019, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Ms. Stafford was none.

The following information supplements information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Mr. Simes as of November 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	12	5
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,799	$1,743	$821
Assets Managed with Performance-Based Advisory Fees (in millions)	$204	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($204 (in millions) assets managed with performance-based advisory fees).

As of November 30, 2019, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Mr. Simes was none.

AFSS-AFSSIB-20-02 1.960091.111	April 3, 2020

Supplement to the
Fidelity® Stock Selector All Cap Fund
Class K
November 29, 2019
STATEMENT OF ADDITIONAL INFORMATION

Ashley Fernandes has replaced John Dowd as co-manager of the fund.

Ben Shuleva serves as co-manager of the fund.

The following information replaces similar information found in the "Management Contract" section.

Ashley Fernandes is co-manager of Fidelity® Stock Selector All Cap Fund and does not receive compensation for those services to this fund. As of January 31, 2020, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) the investment performance of other FMR equity funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, “Proprietary Accounts”). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients’) respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer’s initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR’s and its affiliates’ client accounts’ ability to acquire securities in the company’s initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.

A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.

The following table provides information relating to other accounts managed by Mr. Fernandes as of January 31, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$3,992	$2	$31
Assets Managed with Performance-Based Advisory Fees (in millions)	$336	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($336 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2020, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Mr. Fernandes was none.

The following information supplements similar information found in the "Management Contract" section.

Ben Shuleva is a research analyst and co-manager of Fidelity® Stock Selector All Cap Fund. Research analysts who also manage sector funds, such as the equity sector Central Funds, are referred to as sector fund managers. Mr. Shuleva receives compensation for those services as a research analyst and as a portfolio manager under a single compensation plan, but does not receive compensation for those services to this fund. As of January 31, 2020, the sector fund manager’s compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the sector fund manager’s compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

The sector fund manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the sector fund manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The sector fund manager’s base pay and bonus opportunity tend to increase with the sector fund manager’s level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the sector fund manager must allocate time and investment ideas across multiple funds and accounts. In addition, a sector fund’s trade allocation policies and procedures may give rise to conflicts of interest if the sector fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by a sector fund. Securities selected for other funds or accounts may outperform the securities selected for the sector fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics. Furthermore, the potential exists that a sector fund manager’s responsibilities as a portfolio manager of a sector fund may not be entirely consistent with the sector fund manager’s responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, “Proprietary Accounts”). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients’) respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer’s initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR’s and its affiliates’ client accounts’ ability to acquire securities in the company’s initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.

A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.

The following table provides information relating to other accounts managed by Mr. Shuleva as of January 31, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$3,252	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$628	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($628 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2020, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Mr. Shuleva was none.

The following information supplements information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Ms. Stafford as of November 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$15,678	$273	$57
Assets Managed with Performance-Based Advisory Fees (in millions)	$7,911	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($615 (in millions) assets managed with performance-based advisory fees).

As of November 30, 2019, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Ms. Stafford was none.

The following information supplements information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Mr. Simes as of November 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	12	5
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,799	$1,743	$821
Assets Managed with Performance-Based Advisory Fees (in millions)	$204	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($204 (in millions) assets managed with performance-based advisory fees).

As of November 30, 2019, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Mr. Simes was none.

FSS-KB-20-02 1.946354.109	April 3, 2020

Supplement to the
Fidelity® Stock Selector All Cap Fund
November 29, 2019
STATEMENT OF ADDITIONAL INFORMATION

Ashley Fernandes has replaced John Dowd as co-manager of the fund.

Ben Shuleva serves as co-manager of the fund.

The following information replaces similar information found in the "Management Contract" section.

Ashley Fernandes is co-manager of Fidelity® Stock Selector All Cap Fund and does not receive compensation for those services to this fund. As of January 31, 2020, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) the investment performance of other FMR equity funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, “Proprietary Accounts”). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients’) respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer’s initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR’s and its affiliates’ client accounts’ ability to acquire securities in the company’s initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.

A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.

The following table provides information relating to other accounts managed by Mr. Fernandes as of January 31, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$3,992	$2	$31
Assets Managed with Performance-Based Advisory Fees (in millions)	$336	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($336 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2020, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Mr. Fernandes was none.

The following information supplements similar information found in the "Management Contract" section.

Ben Shuleva is a research analyst and co-manager of Fidelity® Stock Selector All Cap Fund. Research analysts who also manage sector funds, such as the equity sector Central Funds, are referred to as sector fund managers. Mr. Shuleva receives compensation for those services as a research analyst and as a portfolio manager under a single compensation plan, but does not receive compensation for those services to this fund. As of January 31, 2020, the sector fund manager’s compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the sector fund manager’s compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

The sector fund manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the sector fund manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The sector fund manager’s base pay and bonus opportunity tend to increase with the sector fund manager’s level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the sector fund manager must allocate time and investment ideas across multiple funds and accounts. In addition, a sector fund’s trade allocation policies and procedures may give rise to conflicts of interest if the sector fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by a sector fund. Securities selected for other funds or accounts may outperform the securities selected for the sector fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics. Furthermore, the potential exists that a sector fund manager’s responsibilities as a portfolio manager of a sector fund may not be entirely consistent with the sector fund manager’s responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, “Proprietary Accounts”). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients’) respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer’s initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR’s and its affiliates’ client accounts’ ability to acquire securities in the company’s initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.

A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.

The following table provides information relating to other accounts managed by Mr. Shuleva as of January 31, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$3,252	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$628	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($628 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2020, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Mr. Shuleva was none.

The following information supplements information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Ms. Stafford as of November 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$15,678	$273	$57
Assets Managed with Performance-Based Advisory Fees (in millions)	$7,911	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($615 (in millions) assets managed with performance-based advisory fees).

As of November 30, 2019, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Ms. Stafford was none.

The following information supplements information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Mr. Simes as of November 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	12	5
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,799	$1,743	$821
Assets Managed with Performance-Based Advisory Fees (in millions)	$204	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($204 (in millions) assets managed with performance-based advisory fees).

As of November 30, 2019, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Mr. Simes was none.

FSSB-20-02 1.946353.110	April 3, 2020